Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 572,609	$ 21,496	$ 27,978
Restricted cash	39,900	19,700	13,806
Accounts receivable	67,243	76,298	67,641
Notes receivable	10,260	20,839	33,356
Short-term investments			958
Inventories, net	47,820	44,968	57,304
Prepaid expenses and other current assets	12,964	6,022	3,948
Amount due from related parties	128		1,856
Total Current Assets	750,924	189,323	206,847
Property, plant and equipment, net	222,771	198,017	191,323
Land use rights, net	13,935	14,001	13,422
Acquired intangible assets, net	2,024	2,279	2,657
Other non-current assets	702	890	1,571
Total Assets	990,356	404,510	415,820
Current liabilities:
Accounts payable	36,557	42,007	35,580
Advance from customers	2,343	2,446	3,675
Accrued expenses and other current liabilities	48,065	60,628	34,995
Income tax payables	665	664	657
Short-term bank borrowings	22,851	12,184	11,922
Notes payable	43,131	35,782	35,166
Bonds payable		29,915	73,803
Total Current Liabilities	153,612	183,626	195,798
Deposit liability for series B2 convertible preferred shares (“Series B2 Preferred”)		21,792	21,792
Long-term bonds payable	73,147	73,147	29,259
Warrant liability	2,461
Share-based compensation liability	8,841
Other non-current liabilities	35,511	110,597	130,952
Total Liabilities	273,572	389,162	377,801
Mezzanine Equity (Note 15 and Note 17)
Series C1 convertible redeemable preferred shares (“Series C1 Preferred”)		80,581	76,684
Series C2 convertible redeemable preferred shares (“Series C2 Preferred”)		81,966	73,100
Series D1 convertible redeemable preferred shares (“Series D1 Preferred”)		146,583	127,935
Redeemable noncontrolling interests		90,820	80,561
Total Mezzanine Equity		399,950	358,280
Commitments and contingencies
Shareholders’ Deficit
Common stock value	30	6	6
Additional paid-in capital	1,291,199		3,727
Statutory reserves	6,032	6,032	6,032
Accumulated deficit	(585,460)	(397,996)	(320,760)
Accumulated other comprehensive income	4,983	7,356	(9,266)
Total Shareholders’ (Deficit)/Equity	716,784	(384,602)	(320,261)
Total Liabilities, Mezzanine Equity and Shareholders’ Equity	$ 990,356	$ 404,510	$ 415,820